Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plan measures certain assets at fair value. The fair value hierarchy consists of three levels: Level 1 fair values are valuations based on quoted or published market prices, or published net asset values for alternative investments in funds similar to mutual funds, in active markets for identical assets or liabilities that the entity has the ability to access; Level 2 fair values are those valuations based on quoted or published prices for similar assets or liabilities, quoted or published prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities; and Level 3 fair values are valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The Plan had the following assets measured at fair value in its Statements of Net Assets Available for Plan Benefits:

	Fair Value Measurements Using:
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2025
Cash and Cash Equivalents	$2,388,785	$2,388,785	$—	$—
Hasbro, Inc. Common Stock	15,889,550	15,889,550	—	—
Mutual Funds	55,147,288	55,147,288	—	—
Commingled Funds	977,140,320	977,140,320	—	—
Total Cash, cash equivalents and Investments	$1,050,565,943	$1,050,565,943	$—	$—

December 31, 2024
Cash and Cash Equivalents	$2,228,550	$2,228,550	$—	$—
Hasbro, Inc. Common Stock	11,572,587	11,572,587	—	—
Mutual Funds	56,228,824	56,228,824	—	—
Commingled Funds	865,938,063	865,938,063	—	—
Total Cash, cash equivalents and Investments	$935,968,024	$935,968,024	$—	$—
Cash and cash equivalents are held in a money market fund valued using published quotes.
Hasbro, Inc. Common Stock is valued at the composite closing price reported on The Nasdaq Global Select Market.
Mutual Funds and Commingled Funds are valued at the published market price as reported by the fund and are redeemable on a daily basis. The quoted market prices represent the net asset value (“NAV”) of shares held by the plan at year-end.
The availability of observable market data is monitored to assess the appropriate classification of the Plan’s investments within the fair value hierarchy. For the years ended December 31, 2025 and 2024, there were no changes in the fair value hierarchy methodology and no transfers of assets between levels within the fair value hierarchy.